SHARE CAPITAL, Options Outstanding and Exercisable (Details) - Stock Options [Member]	9 Months Ended
	Sep. 30, 2021 shares $ / shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Options, outstanding and exercisable [Abstract]
Remaining life	3 years 3 months 21 days
Options outstanding (in shares)	11,175,000	9,800,000	10,374,000
November 17, 2022 [Member]
Options, outstanding and exercisable [Abstract]
Expiry Date	Nov. 17, 2022
Exercise price (in dollars per share) | $ / shares	$ 0.16
Remaining life	1 year 1 month 17 days
Options outstanding (in shares)	150,000
November 28, 2022 [Member]
Options, outstanding and exercisable [Abstract]
Expiry Date	Nov. 28, 2022
Exercise price (in dollars per share) | $ / shares	$ 0.18
Remaining life	1 year 1 month 28 days
Options outstanding (in shares)	550,000
January 21, 2023 [Member]
Options, outstanding and exercisable [Abstract]
Expiry Date	Jan. 21, 2023
Exercise price (in dollars per share) | $ / shares	$ 0.32
Remaining life	1 year 3 months 21 days
Options outstanding (in shares)	450,000
May 1, 2023 [Member]
Options, outstanding and exercisable [Abstract]
Expiry Date	May 01, 2023
Exercise price (in dollars per share) | $ / shares	$ 0.24
Remaining life	1 year 6 months 29 days
Options outstanding (in shares)	500,000
August 15, 2023 [Member]
Options, outstanding and exercisable [Abstract]
Expiry Date	Aug. 15, 2023
Exercise price (in dollars per share) | $ / shares	$ 0.21
Remaining life	1 year 10 months 13 days
Options outstanding (in shares)	300,000
August 31, 2023 [Member]
Options, outstanding and exercisable [Abstract]
Expiry Date	Aug. 31, 2023
Exercise price (in dollars per share) | $ / shares	$ 0.27
Remaining life	1 year 11 months 1 day
Options outstanding (in shares)	200,000
November 22, 2023 [Member]
Options, outstanding and exercisable [Abstract]
Expiry Date	Nov. 22, 2023
Exercise price (in dollars per share) | $ / shares	$ 0.26
Remaining life	2 years 1 month 24 days
Options outstanding (in shares)	100,000
December 13, 2023 [Member]
Options, outstanding and exercisable [Abstract]
Expiry Date	Dec. 13, 2023
Exercise price (in dollars per share) | $ / shares	$ 0.25
Remaining life	2 years 2 months 12 days
Options outstanding (in shares)	750,000
May 2, 2024 [Member]
Options, outstanding and exercisable [Abstract]
Expiry Date	May 02, 2024
Exercise price (in dollars per share) | $ / shares	$ 0.27
Remaining life	2 years 7 months 2 days
Options outstanding (in shares)	150,000
May 17, 2024 [Member]
Options, outstanding and exercisable [Abstract]
Expiry Date	May 17, 2024
Exercise price (in dollars per share) | $ / shares	$ 0.245
Remaining life	2 years 7 months 28 days
Options outstanding (in shares)	200,000
June 17, 2024 [Member]
Options, outstanding and exercisable [Abstract]
Expiry Date	Jun. 17, 2024
Exercise price (in dollars per share) | $ / shares	$ 0.245
Remaining life	2 years 8 months 19 days
Options outstanding (in shares)	300,000
May 6, 2025 [Member]
Options, outstanding and exercisable [Abstract]
Expiry Date	May 06, 2025
Exercise price (in dollars per share) | $ / shares	$ 0.09
Remaining life	3 years 7 months 6 days
Options outstanding (in shares)	2,475,000
June 1, 2025 [Member]
Options, outstanding and exercisable [Abstract]
Expiry Date	Jun. 01, 2025
Exercise price (in dollars per share) | $ / shares	$ 0.14
Remaining life	3 years 8 months 1 day
Options outstanding (in shares)	250,000
July 22, 2025 [Member]
Options, outstanding and exercisable [Abstract]
Expiry Date	Jul. 22, 2025
Exercise price (in dollars per share) | $ / shares	$ 0.09
Remaining life	3 years 9 months 21 days
Options outstanding (in shares)	400,000
November 12, 2025 [Member]
Options, outstanding and exercisable [Abstract]
Expiry Date	Nov. 12, 2025
Exercise price (in dollars per share) | $ / shares	$ 0.075
Remaining life	4 years 1 month 13 days
Options outstanding (in shares)	2,100,000
January 22, 2026 [Member]
Options, outstanding and exercisable [Abstract]
Expiry Date	Jan. 22, 2026
Exercise price (in dollars per share) | $ / shares	$ 0.145
Remaining life	4 years 3 months 25 days
Options outstanding (in shares)	2,000,000
June 2, 2026 [Member]
Options, outstanding and exercisable [Abstract]
Expiry Date	Jun. 02, 2026
Exercise price (in dollars per share) | $ / shares	$ 0.12
Remaining life	4 years 8 months 1 day
Options outstanding (in shares)	500,000